Note 20 - Income Taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards, Total	$ 618.9	$ 606.6
Operating Loss Carryforwards Not Subject to Expiration	35.9
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	597.1	584.8
State and Local Jurisdiction [Member] | Pennsylvania [Member]
Operating Loss Carryforwards, Total	582.7
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 16.9	16.7
Orphan Drug Tax Credit [Member]
Tax Credit Carryforward, Amount		$ 0.1